Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Basic and Diluted Earnings Per Common Share
The basic and diluted income per share is calculated by dividing the net income for the period attributable to the Company’s shareholders by the average number of common shares outstanding during the period, excluding common shares acquired by the Company and held as treasury shares.

	12.31.2024	12.31.2023	12.31.2022
Profit (loss) attributable to owners of Embraer	352.5	164.0	(185.4)

	352.5	164.0	(185.4)

Weighted average number of shares outstanding	734,632,806	734,632,806	734,632,806
Basic and diluted earnings (loss) per share - U.S. dollar	0.48	0.22	(0.25)